Offerings	Jan. 09, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	9,990,654
Proposed Maximum Offering Price per Unit | $ / shares	1.835
Maximum Aggregate Offering Price	$ 18,332,850.09
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,531.77
Offering Note

(1)	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of additional shares of Common Stock as may from time to time be issued after the date hereof as a result of stock splits, stock dividends, recapitalizations or other similar transactions.
(2)	The dollar amounts under the headings “Proposed Maximum Offering Price Per Share” and “Maximum Aggregate Offering Price” are an estimate made pursuant to Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The maximum offering price per share and maximum aggregate offering price are based upon the average of the high and low sales prices of the Registrant’s Common Stock on January 8, 2026, as reported on NYSE American
(3)	The “Proposed Maximum Offering Price Per Share” and “Maximum Aggregate Offering Price are based upon the Warrant to Purchase Shares of Common Stock Exercise Price of $2.675 per share.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	7,009,346
Proposed Maximum Offering Price per Unit | $ / shares	2.675
Maximum Aggregate Offering Price	$ 18,750,000.55
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,589.38
Offering Note

(1)	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered hereunder include such indeterminate number of additional shares of Common Stock as may from time to time be issued after the date hereof as a result of stock splits, stock dividends, recapitalizations or other similar transactions.
(2)	The dollar amounts under the headings “Proposed Maximum Offering Price Per Share” and “Maximum Aggregate Offering Price” are an estimate made pursuant to Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The maximum offering price per share and maximum aggregate offering price are based upon the average of the high and low sales prices of the Registrant’s Common Stock on January 8, 2026, as reported on NYSE American
(3)	The “Proposed Maximum Offering Price Per Share” and “Maximum Aggregate Offering Price are based upon the Warrant to Purchase Shares of Common Stock Exercise Price of $2.675 per share.